Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Argentina and Global Exposure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 65.2%
Adecoagro SA(a)(b)	82,391	$566,850
Arcos Dorados Holdings Inc., Class A	78,961	608,000
Banco BBVA Argentina SA, ADR(a)(b)	102,534	400,908
Banco Macro SA, ADR	27,549	712,142
Central Puerto SA, ADR	126,783	503,329
Corp. America Airports SA(a)	45,963	199,020
Cresud SACIF y A, ADR(a)	48,019	276,109
Despegar.com Corp.(a)	42,951	533,451
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	29,538	156,256
Globant SA(a)	14,881	1,592,267
Grupo Financiero Galicia SA, ADR	60,775	811,954
Grupo Supervielle SA, ADR	101,989	285,569
IRSA Inversiones y Representaciones SA, ADR(a)	33,248	185,191
IRSA Propiedades Comerciales SA, ADR	7,269	106,996
Loma Negra Cia Industrial Argentina SA, ADR(a)	68,106	446,775
Pampa Energia SA, ADR(a)(b)	39,547	539,421
Telecom Argentina SA, ADR	64,143	665,804
Transportadora de Gas del Sur SA, Class B	75,158	453,203
YPF SA, ADR	92,741	891,241

		9,934,486

Canada — 2.9%
SSR Mining Inc.(a)	28,643	445,522

Chile — 5.6%
Cencosud SA	338,444	429,913
Cia. Cervecerias Unidas SA	46,853	430,254

		860,167

United Kingdom — 0.8%
Phoenix Global Resources PLC(a)(b)	505,322	121,086

United States — 22.3%
MercadoLibre Inc.(a)	5,840	3,390,587

Total Common Stocks — 96.8% (Cost: $20,436,828)		14,751,848

Security	Shares	Value

Preferred Stocks

Chile — 2.9%
Embotelladora Andina SA, Class B, Preference Shares, NVS	174,042	$442,158

Total Preferred Stocks — 2.9% (Cost: $557,403)		442,158

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	767,654	767,961
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	92,000	92,000

		859,961

Total Short-Term Investments — 5.6% (Cost: $860,035)		859,961

Total Investments in Securities — 105.3% (Cost: $21,854,266)		16,053,967

Other Assets, Less Liabilities — (5.3)%		(810,930)

Net Assets — 100.0%		$15,243,037

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	197,599	570,055	767,654	$767,961	$1,020	(a)	$(178)	$(116)
BlackRock Cash Funds: Treasury, SL Agency Shares	8,000	84,000	92,000	92,000	290		—	—

				$859,961	$1,310		$(178)	$(116)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Argentina and Global Exposure ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$14,751,848	$—	$—	$14,751,848
Preferred Stocks	442,158	—	—	442,158
Money Market Funds	859,961	—	—	859,961

	$16,053,967	$—	$—	$16,053,967

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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